8. LOSS PER SHARE	15 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
8. LOSS PER SHARE

NOTE 8 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	2013	2012
Net Income (Loss)	$(20,752,795)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.06)	$(0.00)

Weighted average common shares outstanding – basic and diluted	356,066,667	335,000,000

For the year ended December 31, 2013 and 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.